Expense Example, No Redemption {- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-Franklin Real Estate Securities Fund-20 - Franklin Real Estate Securities Fund - Class C	Feb. 24, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 178
3 Years	551
5 Years	949
10 Years	$ 2,062